UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         August 13, 2012.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   43
Form 13F Information Table Value Total:   $103,256

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       390    10938 SH      SOLE                             10938
Amgen Incorporated	   COM               031162100       233     3189 SH      SOLE                              3189
Apple Inc		   COM               037833100       539      923 SH      SOLE                               923
Array Biopharma Inc        COM               04269X105        76    22046 SH      SOLE                             22046
Berkshire Hathaway B New   COM               084670702       209     2509 SH      SOLE                              2509
Blkrck Muniyield Quality   COM               09254E103       153    10232 SH      SOLE                             10232
Chevron Corporation        COM               166764100       696     6596 SH      SOLE                              6596
Cobiz Financial Inc        COM               190897108       485    77547 SH      SOLE                             77547
Coca Cola Company          COM               191216100       852    10896 SH      SOLE                             10896
Disney Walt Company        COM               254687106       497    10255 SH      SOLE                             10255
EMC Corp Mass              COM               268648102      1774    69235 SH      SOLE                             69235
Exxon Mobile Corporation   COM               30231G102      1509    17635 SH      SOLE                             17635
General Electric Company   COM               369604103       821    39397 SH      SOLE                             39397
Grainger W W Inc           COM               384802104       496     2594 SH      SOLE                              2594
Hospitality Pptys Trust    COM               44106M102       248    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       906     4630 SH      SOLE                              4630
Ishares Gold Trust         GOLD ETF          464285105      2095   134654 SH      SOLE                            134654
Ishares MSCI ACWI Idx      Equity ETF        464288257      7776   177251 SH      SOLE                            177251
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234      9869   252184 SH      SOLE                            252184
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      2836    52954 SH      SOLE                             52954
Ishares Silver Trust       SILVER ETF        46428Q109       235     8807 SH      SOLE                              8807
Ishares Tr Barclays Fund   BOND ETF          464287226      1572    14121 SH      SOLE                             14121
Ishares Tr Barclays Tips   BOND ETF          464287176       969     8096 SH      SOLE                              8096
Ishares Tr Cohen & Steer   REIT ETF          464287564      4795    60979 SH      SOLE                             60979
Ishares Tr Dow Jones       Equity ETF        464288448       499    16578 SH      SOLE                             16578
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465     12603   252255 SH      SOLE                            252255
Ishares Tr Russell 2000    EQUITY ETF        464287655      2231    28046 SH      SOLE                             28046
Ishares Trust S&P 500      EQUITY ETF        464287200       390     2853 SH      SOLE                              2853
Nuveen Insd Muni Oppty     Closed Fd         670984103       153    10200 SH      SOLE                             10200
Pepsico Inc                COM               713448108       204     2892 SH      SOLE                              2892
Piedmont Office Rlty Tr    COM               720190206       927    53881 SH      SOLE                             53881
Powershares Exch Td Fd     EQUITY ETF        73935X716      9278   635475 SH      SOLE                            635475
Praxair Inc                COM               74005P104       544     5000 SH      SOLE                              5000
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     25050   184050 SH      SOLE                            184050
SCH US AGG Bnd Etf         BOND ETF          808524839      1178    22496 SH      SOLE                             22496
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308       376    10823 SH      SOLE                             10823
Senesco Tech Inc New       COM               817208408        22   107960 SH      SOLE                            107690
Spdr Gold Trust            GOLD ETF          78463V107      7612    49052 SH      SOLE                             49052
Travelers Companies        COM               89417E109       522     8179 SH      SOLE                              8179
VF Corporation             COM               918204108       349     2613 SH      SOLE                              2613
Vanguard Large Cap         EQUITY ETF        922908637       222     3567 SH      SOLE                              3567
Vanguard Small Cap         EQUITY ETF        922908751       534     7017 SH      SOLE                              7017
Vanguard Total World       EQUITY ETF        922042742       530    11596 SH      SOLE                             11596

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